Portfolio of Investments – as of August 31, 2024 (Unaudited)
Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.5% of Net Assets
	Brazil — 9.2%
721,992	Ambev SA, ADR	$1,638,922
3,545	MercadoLibre, Inc.(a)	7,308,584
6,752	Pluxee NV(a)	159,401
		9,106,907
	Canada — 3.4%
45,498	Shopify, Inc., Class A(a)	3,370,037
	China — 9.4%
11,534	Alibaba Group Holding Ltd., ADR(b)	961,244
11,187	Baidu, Inc., ADR(a)(b)	946,644
125,532	Budweiser Brewing Co. APAC Ltd.	143,063
6,919	NXP Semiconductors NV	1,773,755
52,300	Tencent Holdings Ltd.	2,536,545
46,995	Trip.com Group Ltd., ADR(a)(b)	2,215,344
22,774	Yum China Holdings, Inc.(b)	769,989
		9,346,584
	Denmark — 3.4%
24,440	Novo Nordisk AS, Class B	3,394,964
	France — 0.6%
6,752	Sodexo SA	600,298
	Japan — 1.7%
57,200	FANUC Corp.	1,688,507
	Netherlands — 3.4%
2,299	Adyen NV(a)	3,392,872
	Switzerland — 4.9%
25,924	CRISPR Therapeutics AG(a)	1,237,093
29,911	Novartis AG, (Registered)	3,613,792
		4,850,885
	United Kingdom — 1.1%
5,017	Reckitt Benckiser Group PLC	288,635
12,558	Unilever PLC	811,408
		1,100,043
	United States — 61.4%
9,582	Alnylam Pharmaceuticals, Inc.(a)	2,517,096
30,773	Alphabet, Inc., Class A	5,027,693
32,542	Amazon.com, Inc.(a)	5,808,747
14,308	ARM Holdings PLC, ADR(a)	1,901,247
3,361	Autodesk, Inc.(a)	868,482
13,083	Block, Inc.(a)	864,525
Shares	Description	Value (†)
	United States — continued
19,382	Boeing Co.(a)	$3,367,429
1,464	Deere & Co.	564,723
31,445	Doximity, Inc., Class A(a)	1,156,547
4,925	Expeditors International of Washington, Inc.	607,794
47,929	Experian PLC	2,328,782
13,929	Meta Platforms, Inc., Class A	7,261,327
9,132	Microsoft Corp.	3,809,322
7,494	Nestle SA, (Registered)	803,657
6,114	Netflix, Inc.(a)	4,288,054
27,133	Oracle Corp.	3,833,622
8,295	QUALCOMM, Inc.	1,454,114
4,065	Roche Holding AG	1,376,086
7,725	Salesforce, Inc.	1,953,652
10,492	SEI Investments Co.	709,574
18,869	Tesla, Inc.(a)	4,040,042
59,107	Under Armour, Inc., Class A(a)	454,533
4,024	Vertex Pharmaceuticals, Inc.(a)	1,995,461
12,263	Visa, Inc., Class A	3,389,125
4,153	Yum! Brands, Inc.	560,323
		60,941,957
	Total Common Stocks (Identified Cost $68,396,375)	97,793,054

Principal Amount
Short-Term Investments — 1.4%
$1,347,176	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/30/2024 at 3.500% to be repurchased at $1,347,700 on 9/03/2024 collateralized by $1,333,000 U.S. Treasury Note, 4.250% due 6/30/2029 valued at $1,374,188 including accrued interest(c) (Identified Cost $1,347,176)	1,347,176
	Total Investments — 99.9% (Identified Cost $69,743,551)	99,140,230
	Other assets less liabilities — 0.1%	147,373
	Net Assets — 100.0%	$99,287,603

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China.
(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of August 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of August 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$8,947,506	$159,401	$ —	$9,106,907
Canada	3,370,037	—	—	3,370,037
China	6,666,976	2,679,608	—	9,346,584
Denmark	—	3,394,964	—	3,394,964
France	—	600,298	—	600,298
Japan	—	1,688,507	—	1,688,507
Netherlands	—	3,392,872	—	3,392,872
Switzerland	1,237,093	3,613,792	—	4,850,885
United Kingdom	—	1,100,043	—	1,100,043
United States	56,433,432	4,508,525	—	60,941,957
Total Common Stocks	76,655,044	21,138,010	—	97,793,054
Short-Term Investments	—	1,347,176	—	1,347,176
Total Investments	$76,655,044	$22,485,186	$—	$99,140,230

Industry Summary at August 31, 2024 (Unaudited)
Interactive Media & Services	15.9%
Broadline Retail	14.2
Software	10.6
Pharmaceuticals	8.4
Financial Services	7.7
Biotechnology	5.8
Semiconductors & Semiconductor Equipment	5.2
Entertainment	4.3
Hotels, Restaurants & Leisure	4.2
Automobiles	4.1
IT Services	3.4
Aerospace & Defense	3.4
Professional Services	2.3
Machinery	2.3
Other Investments, less than 2% each	6.7
Short-Term Investments	1.4
Total Investments	99.9
Other assets less liabilities	0.1
Net Assets	100.0%

Currency Exposure Summary at August 31, 2024 (Unaudited)
United States Dollar	78.7%
Swiss Franc	5.8
Euro	5.0
Danish Krone	3.4
Hong Kong Dollar	2.7
British Pound	2.6
Japanese Yen	1.7
Total Investments	99.9
Other assets less liabilities	0.1
Net Assets	100.0%